Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Taxes [Abstract]
Components of Loss Before Income Taxes

	Year ended March 31,
	2013	2014	2015
Hong Kong	$(2)	$(2)	$(2)
Macao	1,251	536	292
PRC	(2,463)	(6,989)	(2,543)
Loss before income taxes from continuing operations	(1,214)	(6,455)	(2,253)
Loss before income taxes from discontinued operations - PRC	(449)	(411)	(348)
Loss before income taxes	$(1,663)	$(6,866)	$(2,601)

Schedule of Provision for Income Taxes
	Year ended March 31,
	2013	2014	2015
Current tax
- PRC	$150	$347	$92
Deferred tax	178	277	115
	$328	$624	$207

Schedule of Income Tax Rate Reconciliation

	Year ended March 31,
	2013	2014	2015
Provision for income taxes at statutory tax rate in the PRC	$(416)	$(1,717)	$(650)
Effect of income for which no income tax is chargeable	(21)	(296)	(441)
Effect of expense for which no income tax is deductible	936	2,312	1,209
Net change in valuation allowances	(171)	175	89
Under provision of income tax in previous years	-	150	-
Effective tax	$328	$624	$207

Components of Deferred Income Tax

	March 31,
	2014	2015
Deferred income tax assets	$-	$-
Deferred income tax liabilities	(691)	(804)
Net deferred income tax liabilities	$(691)	$(804)

The components of net deferred income tax are as follows:

	March 31,
	2014	2015
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$123	$127
Provision of employee benefits	337	320
Depreciation and amortization	834	955
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,184)	(1,225)
Others	(41)	(135)
Less: Valuation allowances	(760)	(846)
Net deferred income tax liabilities	$(691)	$(804)